Segmented information - Segmented assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SEGMENTED ASSETS AND LIABILITIES
Capital expenditure	$ 292.9	$ 247.3
Total assets	2,243.5	2,476.8
Total liabilities	1,284.0	1,520.9
Total capital expenditures	292.9	247.3
Corporate & Other
SEGMENTED ASSETS AND LIABILITIES
Assets	196.2	498.0
Liabilities	425.5	524.6
Capital expenditure	0.1	0.1
Rainy River
SEGMENTED ASSETS AND LIABILITIES
Assets	1,067.4	1,077.1
Liabilities	340.1	371.5
Capital expenditure	144.8	102.9
New Afton
SEGMENTED ASSETS AND LIABILITIES
Assets	979.9	901.7
Liabilities	518.4	624.8
Capital expenditure	$ 148.0	$ 144.3